Quarterly results (unaudited): (Tables)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]
The following is a summary of quarterly unaudited results of operations for the years ended December 31, 2014, 2013 and 2012.

$ thousands except per share data	March	June	September	December
2014
Revenues	$-	$-	$-	$-
Gross profit (loss)	-	-	-	-
Discontinued operations	(135)	(447)	(3,994)	(825)
Net loss	(9,831)	(12,705)	(10,042)	(5,939)
EPS-discontinued operations	-	-	(0.02)	-
EPS-net loss basic and diluted	(0.06)	(0.07)	(0.05)	(0.03)

$ thousands except per share date	March	June	September	December
2013
Revenues	$-	$-	$-	$-
Gross profit (loss)	-	-	-	-
Discontinued operations	(2,070)	(1,279)	(1,548)	(1,252)
Net loss	(8,224)	(8,724)	(3,368)	(12,518)
EPS-discontinued operations	(0.01)	(0.01)	(0.01)	(0.01)
EPS-net loss basic and diluted	(0.05)	(0.05)	(0.02)	(0.07)

$ thousands except per share data	March	June	September	December
2012
Revenues	$-	$-	$-	$-
Gross profit (loss)	-	-	-	-
Discontinued operations	(1,013)	(995)	(1,548)	(4,650)
Net loss	(5,171)	(7,996)	365	(10,051)
EPS-discontinued operations	(0.01)	(0.01)	(0.01)	(0.03)
EPS-net loss basic and diluted	(0.04)	(0.05)	-	(0.07)